Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Contributed Capital	Reinvested Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Treasury Stock	Deferred Compensation-ESOPs and Other	Noncontrolling Interests
Balance at beginning of year (in shares) at Dec. 31, 2012		2,967,610				(109,041)
Balance at beginning of year at Dec. 31, 2012		$ 297	$ 37,990	$ (3,734)	$ 2,235	$ (4,071)	$ 440	$ 52,376
Shares purchased, in Shares						(3,500)
Foreign currency translation adjustments	$ 60				60
Net income attributable to Verizon	11,497			11,497
Restricted stock equity grant							152
Shares purchased						$ (153)
Unrealized gains (losses) on cash flow hedges					25
Net income attributable to noncontrolling interests	(12,050)							12,050
Dividends declared ($2.23, $2.16, $2.09) per share				(5,981)
Amortization							(171)
Employee plans (Note 15) (in Shares)						6,835
Unrealized gains (losses) on marketable securities	16				16
Other comprehensive loss	(15)							(15)
Employee plans (Note 15)						$ 260
Defined benefit pension and postretirement plans	22				22
Total comprehensive income	(12,035)							12,035
Shareowner plans (in Shares)(Note 15)						96
Other comprehensive income (loss)					123
Distributions and other								(7,831)
Shareowner plans (Note 15)						$ 3
Other			(51)
Balance at end of year (in shares) at Dec. 31, 2013		2,967,610				(105,610)
Balance at end of year at Dec. 31, 2013	95,416	$ 297	37,939	1,782	2,358	$ (3,961)	421	56,580
Foreign currency translation adjustments	(1,199)				(1,199)
Acquisition of noncontrolling interest (Note 2)			(26,898)					(55,960)
Net income attributable to Verizon	9,625			9,625
Restricted stock equity grant							166
Unrealized gains (losses) on cash flow hedges					(197)
Net income attributable to noncontrolling interests	(2,331)							2,331
Dividends declared ($2.23, $2.16, $2.09) per share				(8,960)
Amortization							(163)
Common shares issued (Note 2) (in shares)		1,274,764
Employee plans (Note 15) (in Shares)						14,132
Unrealized gains (losses) on marketable securities	(5)				(5)
Other comprehensive loss	(23)							(23)
Employee plans (Note 15)						$ 541
Defined benefit pension and postretirement plans	154				154
Total comprehensive income	(2,308)							2,308
Shareowner plans (in Shares)(Note 15)						4,105
Other comprehensive income (loss)					(1,247)
Distributions and other								(1,550)
Shareowner plans (Note 15)						$ 157
Other (in Shares)						(37)
Other			114
Balance at end of year (in shares) at Dec. 31, 2014		4,242,374				(87,410)
Balance at end of year at Dec. 31, 2014	13,676	$ 424	11,155	2,447	1,111	$ (3,263)	424	1,378
Common shares issued (Note 2)		$ 127
Shares purchased, in Shares						(104,402)
Foreign currency translation adjustments	(208)				(208)
Net income attributable to Verizon	17,879			17,879
Restricted stock equity grant							208
Shares purchased						$ (5,134)
Unrealized gains (losses) on cash flow hedges					(194)
Net income attributable to noncontrolling interests	(496)							496
Dividends declared ($2.23, $2.16, $2.09) per share				(9,080)
Amortization							(204)
Employee plans (Note 15) (in Shares)						17,072
Unrealized gains (losses) on marketable securities	(11)				(11)
Employee plans (Note 15)						$ 740
Defined benefit pension and postretirement plans	(148)				(148)
Total comprehensive income	$ (496)							496
Shareowner plans (in Shares)(Note 15)	22,600					5,541
Other comprehensive income (loss)					(561)
Distributions and other								(460)
Shareowner plans (Note 15)	$ 900					$ 241
Other			41
Balance at end of year (in shares) at Dec. 31, 2015		4,242,374				(169,199)
Balance at end of year at Dec. 31, 2015	$ 17,842	$ 424	$ 11,196	$ 11,246	$ 550	$ (7,416)	$ 428	$ 1,414